Intangible assets and goodwill - Goodwill and intangible assets with indefinite useful Life (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographic region
Goodwill	€ 14,361,577	€ 12,958,728
Intangible assets other than goodwill	1,459,393	1,381,009
Goodwill
Disclosure of geographic region
Goodwill	14,361,577	12,958,728
Intangible assets
Disclosure of geographic region
Intangible assets other than goodwill	1,459,393	1,381,009
Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	1,091	2,342
Trade names
Disclosure of geographic region
Intangible assets other than goodwill	224,851	207,535
North America | Goodwill
Disclosure of geographic region
Goodwill	12,223,884	10,908,633
North America | Trade names
Disclosure of geographic region
Intangible assets other than goodwill	224,851	207,535
EMEA | Goodwill
Disclosure of geographic region
Goodwill	1,376,542	1,328,543
Asia Pacific | Goodwill
Disclosure of geographic region
Goodwill	756,335	720,225
Asia Pacific | Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	1,091	2,342
Latin America | Goodwill
Disclosure of geographic region
Goodwill	€ 4,816	€ 1,327